Annual Fund Operating Expenses (Vanguard Windsor II Fund Participant:)	Vanguard Windsor II Fund Vanguard Windsor II Fund - Admiral Shares 11/1/2013 - 10/31/2014
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.26%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.28%